Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 33,907,767		¥ 33,174,487
Available-for-sale debt securities, Gross unrealized gains	343,331		400,534
Available-for-sale debt securities, Gross unrealized losses	50,895		56,518
Available-for-sale debt securities, Fair value	34,200,203		33,518,503
Held-to-maturity debt securities, Amortized cost	4,165,781		4,441,901
Held-to-maturity debt securities, Gross unrealized gains	43,847		46,339
Held-to-maturity debt securities, Gross unrealized losses	31,734		35,293
Held-to-maturity debt securities, Fair value	4,177,894		4,452,947
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	23,308,538		23,748,558
Available-for-sale debt securities, Gross unrealized gains	185,302		330,115
Available-for-sale debt securities, Gross unrealized losses	30,961		977
Available-for-sale debt securities, Fair value	23,462,879		24,077,696
Held-to-maturity debt securities, Amortized cost	1,100,574		1,100,701
Held-to-maturity debt securities, Gross unrealized gains	29,856		41,619
Held-to-maturity debt securities, Gross unrealized losses
Held-to-maturity debt securities, Fair value	1,130,430		1,142,320
Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	2,938,743		2,203,978
Available-for-sale debt securities, Gross unrealized gains	16,279		22,593
Available-for-sale debt securities, Gross unrealized losses	2,202		5
Available-for-sale debt securities, Fair value	2,952,820		2,226,566
Foreign Government and Official Institution Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	2,936,110		2,648,874
Available-for-sale debt securities, Gross unrealized gains	107,406		18,099
Available-for-sale debt securities, Gross unrealized losses	6,028		25,554
Available-for-sale debt securities, Fair value	3,037,488		2,641,419
Held-to-maturity debt securities, Amortized cost	151,555		138,731
Held-to-maturity debt securities, Gross unrealized gains	243		193
Held-to-maturity debt securities, Gross unrealized losses	689		212
Held-to-maturity debt securities, Fair value	151,109		138,712
Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,261,586		1,117,302
Available-for-sale debt securities, Gross unrealized gains	12,445		14,251
Available-for-sale debt securities, Gross unrealized losses	1,205		822
Available-for-sale debt securities, Fair value	1,272,826		1,130,731
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,460,641		1,635,220
Available-for-sale debt securities, Gross unrealized gains	3,083		1,469
Available-for-sale debt securities, Gross unrealized losses	4,331		21,338
Available-for-sale debt securities, Fair value	1,459,393		1,615,351
Held-to-maturity debt securities, Amortized cost	737,242		910,990
Held-to-maturity debt securities, Gross unrealized gains	10,478		1,209
Held-to-maturity debt securities, Gross unrealized losses	3,012	[1]	21,202	[2]
Held-to-maturity debt securities, Fair value	744,708		890,997
Residential Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale debt securities to Held-to-maturity debt securities remaining in Accumulated OCI	8,215		10,591
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	379,234		132,996
Available-for-sale debt securities, Gross unrealized gains	6,110		310
Available-for-sale debt securities, Gross unrealized losses	3,089		2,351
Available-for-sale debt securities, Fair value	382,255		130,955
Held-to-maturity debt securities, Amortized cost	146,039		160,267
Held-to-maturity debt securities, Gross unrealized gains	2,993		1,903
Held-to-maturity debt securities, Gross unrealized losses	317	[1]	2,032	[2]
Held-to-maturity debt securities, Fair value	148,715		160,138
Commercial Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale debt securities to Held-to-maturity debt securities remaining in Accumulated OCI	3,178		4,667
Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,461,083		1,494,629
Available-for-sale debt securities, Gross unrealized gains	9,516		10,846
Available-for-sale debt securities, Gross unrealized losses	1,123		2,553
Available-for-sale debt securities, Fair value	1,469,476		1,502,922
Held-to-maturity debt securities, Amortized cost	2,030,371		2,131,212
Held-to-maturity debt securities, Gross unrealized gains	277		1,415
Held-to-maturity debt securities, Gross unrealized losses	27,716		11,847
Held-to-maturity debt securities, Fair value	2,002,932		2,120,780
Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	161,832	[3]	192,930	[4]
Available-for-sale debt securities, Gross unrealized gains	3,190	[3]	2,851	[4]
Available-for-sale debt securities, Gross unrealized losses	1,956	[3]	2,918	[4]
Available-for-sale debt securities, Fair value	163,066	[3]	192,863	[4]
Other Debt Securities [Member] | Private Placement Debt Conduit Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value	¥ 86,734		¥ 112,822

[1]	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥8,215 million and ¥3,178 million, respectively, at March 31, 2020 and are not included in the table above.
[2]	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥10,591 million and ¥4,667 million, respectively, at March 31, 2019 and are not included in the table above.
[3]	Other debt securities in the table above mainly include ¥86,734 million of private placement debt conduit bonds.
[4]	Other debt securities in the table above mainly include ¥112,822 million of private placement debt conduit bonds.